ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 69.0%
	EQUITY - 69.0%
70,912	Financial Select Sector SPDR Fund			$ 3,457,669
31,551	Industrial Select Sector SPDR Fund			4,140,122
71,347	Invesco Dividend Achievers ETF			3,213,826
51,863	Invesco S&P 500 Low Volatility ETF			3,777,182
67,083	iShares Europe ETF			4,044,434
16,903	iShares MSCI USA Momentum Factor ETF			3,543,376
46,770	iShares S&P 500 Growth ETF			4,426,781
	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,553,044)			26,603,390

	SHORT-TERM INVESTMENT — 22.5%
	MONEY MARKET FUND - 22.5%
8,672,008	First American Government Obligations Fund, Class X, 4.25%(a)(c) (Cost $8,672,008)			8,672,008

	TOTAL INVESTMENTS - 91.5% (Cost $31,225,052)			$ 35,275,398
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5%			3,282,174
	NET ASSETS - 100.0%			$ 38,557,572

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
23	COMEX Gold 100 Troy Ounces Future(c)	06/27/2025	$ 7,633,930	$ 594,330
25	COMEX Silver Future(c)	12/30/2025	4,191,500	(170,200)
	TOTAL FUTURES CONTRACTS			$ 424,130

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the ADWAT Fund Limited.